EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration assets [Table Text Block]
	North Kivu	Ngayu	Imbo	Total
Cost
Balance as at January 1, 2022	$10,621,366	$17,707,547	$9,792,812	$38,121,725
Additions	-	190,820	2,421,176	2,611,996
Incidental revenues (Note 9e)	-	-	(235,000)	(235,000)
Balance as at December 31, 2022	$10,621,366	$17,898,367	$11,978,988	$40,498,721
Additions	-	268,097	1,777,113	2,045,210
Incidental revenues (Note 9e)	-	-	(2,193,400)	(2,193,400)
Impairment loss	(10,621,366)	(8,166,464)	-	(18,787,830)
Exploration and evaluation asset held for sale (note 7)	-	(10,000,000)	-	(10,000,000)
Balance as at December 31, 2023	$-	$-	$11,562,701	$11,562,701